Cover	Jun. 04, 2021	May 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2021
Entity File Number		001-11398
Entity Registrant Name	CPI AEROSTRUCTURES, INC.
Entity Central Index Key	0000889348
Entity Tax Identification Number		11-2520310
Entity Incorporation, State or Country Code		NY
Entity Address, Address Line One		91 Heartland Boulevard
Entity Address, City or Town		Edgewood
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		11717
City Area Code	(631)
Local Phone Number	586-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	CVU
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false